Fair Value Measurements - Summary of Level 3 Instruments Measured at Fair Value (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	$ 20,442	$ 35,126
Settlement	(167)	(278)
Impairment	(4,000)	(3,873)
Conversion into ordinary shares of investees		(9,945)
Net unrealized loss included in other comprehensive income	(2,502)	(588)
Ending balance	13,773	20,442
Investments Carried at fair value [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance		178,233
Transfer out of Level 3 due to change in status	(178,233)
Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	9,465	9,668
Additions	105	122
Disposals	(291)	(464)
Translation gain (loss) included in other comprehensive income	(427)	99
Fair value gain included in earnings	39	40
Ending balance	$ 8,891	$ 9,465